Equity (Details) - Schedule of RSU activities	6 Months Ended
Jun. 30, 2020 $ / shares shares
Schedule of RSU activities [Abstract]
Amount of options, Unvested at Beginning balance | shares
Weighted Average Grant- Date Fair Value, Unvested at Ending | $ / shares
Amount of options, Granted | shares	238,005
Weighted Average Grant- Date Fair Value, Granted | $ / shares	$ 24.45
Amount of options, Unvested at Beginning balance | shares	238,005
Weighted Average Grant- Date Fair Value, Unvested at Ending | $ / shares	$ 24.45